Other current liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Other current liabilities
Schedule of other liabilities

		December
(in € thousands)	June 30, 2025	31, 2025
Personnel-related liabilities (1)	34,272	56,804
Customer returns	83,078	77,934
Liabilities from sales tax	35,758	34,612
Accrued expenses & other liabilities	193,727	278,401
Total	346,835	447,751
(1)	Personnel-related liabilities include amounts related to the transformation plan described below.